Equity Method Investments (Details) - Investments In Equity Method Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Schedule of Equity Method Investments [Line Items]
Balance as at January 1, 2021			$ 62.7
Funding provided by shareholder loan	$ 1.6	$ 8.5	(1.5)	$ 17.2
Funding provided by / (received from) shareholder loan (1)			(1.5)
Income / (loss) on a percentage basis	(5.7)	$ 11.3	10.3	$ 8.5
Balance as at June 30, 2021	71.5		71.5
Funding provided by shareholder loans	54.9		54.9
Perfomex
Schedule of Equity Method Investments [Line Items]
Balance as at January 1, 2021			48.0
Funding provided by / (received from) shareholder loan (1)			(2.5)
Income / (loss) on a percentage basis			0.5
Balance as at June 30, 2021	46.0		46.0
Funding provided by shareholder loans	39.0		39.0
Opex
Schedule of Equity Method Investments [Line Items]
Balance as at January 1, 2021			5.2
Funding provided by shareholder loan			0.0
Income / (loss) on a percentage basis			12.9
Balance as at June 30, 2021	18.1		18.1
Funding provided by shareholder loans	3.7		3.7
Akal
Schedule of Equity Method Investments [Line Items]
Balance as at January 1, 2021			0.0
Funding provided by shareholder loan			0.0
Income / (loss) on a percentage basis			(4.7)
Balance as at June 30, 2021	(4.7)		(4.7)
Funding provided by shareholder loans	1.7		1.7
Perfomex II
Schedule of Equity Method Investments [Line Items]
Balance as at January 1, 2021			9.5
Funding provided by shareholder loan			1.0
Income / (loss) on a percentage basis			1.6
Balance as at June 30, 2021	12.1		12.1
Funding provided by shareholder loans	$ 10.5		$ 10.5